Principal Funds, Inc.
Supplement dated November 1, 2023
to the Prospectus and Statement of Additional Information
both dated March 1, 2023
(as previously supplemented)
This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
Effective November 1, 2023, Allison Hitchings was added as a Portfolio Manager to the Government Money Market Fund and the Money Market Fund.  As such, the changes described below are being made to the Prospectus for the Government Money Market Fund and the Money Market Fund.

SUMMARIES FOR THE FOLLOWING FUNDS
Government Money Market
Money Market
In the Investment Advisor and Portfolio Managers section, add the following in alphabetical order:
•Allison Hitchings (since 2023), Portfolio Manager

MANAGEMENT OF THE FUNDS
Under The Manager and Advisor, add the following alphabetically to the list of portfolio managers:
Allison Hitchings has been with Principal® since 2013. She earned a bachelor’s degree in Marketing from Iowa State University.
Effective November 1, 2023, Allison Hitchings was added as a Portfolio Manager to the Government Money Market Fund and the Money Market Fund.  As such, the changes described below are being made to the Statement of Additional Information for the Government Money Market Fund and the Money Market Fund.

PORTFOLIO MANAGER DISCLOSURE
In the Advisor: Principal Global Investors, LLC (Principal Fixed Income Portfolio Managers) Other Accounts Managed table, add the following alphabetically to the list of portfolio managers:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Allison Hitchings (2): Government Money Market and Money Market Funds
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

(2) Information as of September 30, 2023

In the Advisor: Principal Global Investors, LLC (Principal Fixed Income Portfolio Managers) Ownership of Securities table, add the following alphabetically to the list of portfolio managers:
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Allison Hitchings (2)	Government Money Market	None
Allison Hitchings (2)	Money Market	None

(2) Information as of September 30, 2023

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